Stock Plans, Share-Based Payments and Warrants - Summary of Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Shares, Granted	1,143,034	2,311,542
Weighted Average Grant Date Fair Value, Granted	$ 0.48	$ 0.36
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested Beginning Balance	799,387	957,336
Shares, Granted	449,043	817,144
Shares, Vested	(753,528)	(975,093)
Shares, Forfeited	(45,859)
Shares, Nonvested Ending Balance	449,043	799,387
Weighted Average Grant Date Fair Value, Nonvested Beginning Balance	$ 0.50	$ 0.35
Weighted Average Grant Date Fair Value, Granted	0.62	0.50
Weighted Average Grant Date Fair Value, Vested	0.50	0.35
Weighted Average Grant Date Fair Value, Forfeited	0.50
Weighted Average Grant Date Fair Value, Nonvested Ending Balance	$ 0.62	$ 0.50